Other Long-Term Liabilities (Details) - CAD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Other Liabilities Disclosure [Abstract]
Post-retirement and post-employment benefit liability (Note 19)	$ 1,376	$ 1,800
Environmental liabilities (Note 20)	68	88
Lease obligations (Note 22)	43	46
Asset retirement obligations (Note 21)	28	14
Pension benefit liability (Note 19)	0	713
Long-term accounts payable	0	3
Other long-term liabilities	30	19
Other long-term liabilities	$ 1,545	$ 2,683